Offerings - Offering: 1	Jul. 14, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	6,997,632
Proposed Maximum Offering Price per Unit | $ / shares	3.6775
Maximum Aggregate Offering Price	$ 25,733,791.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,553.84
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock which become issuable under the Rocket Pharmaceuticals, Inc. Second Amended and Restated 2014 Stock Option and Incentive Plan (the “Plan”) or the inducement non-qualified stock option award granted by the Company to Syed Rizvi on October 6, 2025, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

(2)
The price of $3.6775 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Registrant’s common stock, as quoted on the Nasdaq Global Market, on July 13, 2026.